BUSINESS AND ORGANIZATION - Narrative (Q2) (Details)				3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 11, 2017 shares	Dec. 31, 2015 $ / shares shares	Jun. 24, 2015 $ / shares shares	Jun. 30, 2019 USD ($) Property $ / shares shares	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) Property $ / shares shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) properties $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2015 $ / shares shares	Jan. 14, 2019 $ / shares	Jan. 19, 2018 $ / shares	Jan. 18, 2018 $ / shares	Jul. 15, 2015 USD ($) shares
Business And Organisation [Line Items]
Authority to issue of common stock (in shares)				450,000,000		450,000,000		450,000,000
Par value ( usd per share ) | $ / shares								$ 0.001
Shares authorized ( in shares )				50,000,000		50,000,000		50,000,000	50,000,000
Par value (USD Per Share) | $ / shares				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Ownership interest (as a percent)						99.00%		99.00%
Ownership interest (as a percent)								1.00%
Issuance of common stock | $				$ 13,848,287	$ 12,879,345	$ 30,005,491	$ 27,220,462	$ 50,101,989	$ 66,204,898
Net asset value (in USD per share) | $ / shares												$ 10.16
Number of real estate properties				24		24		24
NNN PL
Business And Organisation [Line Items]
Ownership interest (as a percent)						1.00%
Minimum
Business And Organisation [Line Items]
Net asset value (in USD per share) | $ / shares													$ 10.05
Maximum
Business And Organisation [Line Items]
Net asset value (in USD per share) | $ / shares													10.16
Tenant-in-common | Real Estate Investment
Business And Organisation [Line Items]
Ownership percentage ( as a percent )				72.70%		72.70%		72.70%
Affiliated REIT [Member] | Real Estate Investment
Business And Organisation [Line Items]
Ownership percentage ( as a percent )				4.80%		4.80%		4.80%
Common Class C
Business And Organisation [Line Items]
Authority to issue of common stock (in shares)				300,000,000		300,000,000
Shares authorized ( in shares )				300,000,000		300,000,000		300,000,000	200,000,000
Par value ( usd per share ) | $ / shares				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common Class C | Minimum
Business And Organisation [Line Items]
Issuance of common stock (in shares)						500				500
Common Class S
Business And Organisation [Line Items]
Authority to issue of common stock (in shares)				100,000,000		100,000,000
Shares authorized ( in shares )	100,000,000			100,000,000		100,000,000		100,000,000	100,000,000						10,000,000
Par value ( usd per share ) | $ / shares				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Issuance of common stock (in shares)	100,000,000							17,588
Net asset value (in USD per share) | $ / shares												$ 10.16	$ 10.05	$ 10.16
Outstanding shares (in shares)				166,448		166,448
Preferred Stock
Business And Organisation [Line Items]
Shares authorized ( in shares )				50,000,000		50,000,000
Par value (USD Per Share) | $ / shares				$ 0.001		$ 0.001
Sponsor
Business And Organisation [Line Items]
Issuance of common stock (in shares)		10,000	10,000
Shares issued (in USD per share) | $ / shares		$ 10.00	$ 10.00								$ 10.00
Sponsor | Common Class C
Business And Organisation [Line Items]
Issuance of common stock (in shares)						10,740		10,740			20,000
IPO
Business And Organisation [Line Items]
Common stock | $															$ 90,000,000
DRP Offering
Business And Organisation [Line Items]
Common stock | $															$ 10,000,000
DRP Offering | Common Class C
Business And Organisation [Line Items]
Issuance of common stock (in shares)						16,834,959		14,027,968
Issuance of common stock | $						$ 169,200,530		$ 140,507,461
DRP Offering | Common Class S
Business And Organisation [Line Items]
Issuance of common stock (in shares)						1,154		167
Issuance of common stock | $						$ 1,689,029		$ 176,604
DRP Offering | Distribution Reinvestment Plan | Common Class C
Business And Organisation [Line Items]
Issuance of common stock (in shares)						1,263,675		903,901
Retail
Business And Organisation [Line Items]
Number of real estate properties				9		9		10
Office
Business And Organisation [Line Items]
Number of real estate properties				10		10		9
Industrial Property [Member]
Business And Organisation [Line Items]
Number of real estate properties				5		5		5
Land
Business And Organisation [Line Items]
Number of real estate properties				1		1		1